financial instruments - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / € $ / $ ₱ / $ $ / shares	Dec. 31, 2022 CAD ($) $ / $ $ / € ₱ / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 36,000,000	$ 83,000,000
Current Liabilities, Fair value and carrying value	$ 25,000,000	$ 18,000,000
Derivative assets | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio	1.00%	1.00%
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Spread included in fair value of derivative instruments	$ 163,000,000	$ 123,000,000
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Spread included in fair value of derivative instruments	3,000,000	1,000,000
Current Asset derivatives
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Current Assets, Fair value and carrying value	$ 36,000,000	$ 83,000,000
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2024	2023
Current Assets, Notional amount	$ 47,000,000	$ 397,000,000
Current Assets, Fair value and carrying value		$ 21,000,000
Rate | $ / $	1.31	1.28
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2024	2023
Current Assets, Notional amount	$ 111,000,000	$ 72,000,000
Current Assets, Fair value and carrying value	$ 2,000,000	$ 1,000,000
Rate | ₱ / $	56	55
Current Asset derivatives | Currency risk arising from U.S Dollar denominated purchases | Cash flow hedging item (HFH) | European euro
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Rate | $ / €	1.09	1.09
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2024	2023
Current Assets, Notional amount	$ 118,000,000	$ 526,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	$ 9,000,000
Rate	1.31	1.33
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2027	2025
Current Assets, Notional amount	$ 45,000,000	$ 31,000,000
Current Assets, Fair value and carrying value	$ 17,000,000	$ 26,000,000
Current Asset derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
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Maximum maturity date	2024	—
Current Assets, Notional amount	$ 11,000,000
Current Assets, Fair value and carrying value	$ 2,000,000
Interest rate on borrowings	3.50%
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Electrical consumption commodity derivative, Price (CAD/MWh).		$ 29.66
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047	2047
Current Assets, Notional amount	$ 25,000,000	$ 39,000,000
Current Assets, Fair value and carrying value	14,000,000	26,000,000
Electrical consumption commodity derivative, Price (CAD/MWh).	30.60
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 179,000,000	$ 250,000,000
Other Long-Term Asset derivatives | Currency risk arising from U.S Dollar denominated purchases | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Rate | $ / €		1.09
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	—	2048
Rate | $ / $		1.30
Other Long-Term Assets, Notional amount		$ 4,443,000,000
Other Long-Term Assets, Fair value and carrying value		$ 66,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	—	2025
Other Long-Term Assets, Notional amount		$ 454,000,000
Other Long-Term Assets, Fair value and carrying value		$ 17,000,000
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Maximum maturity date	2047	2047
Other Long-Term Assets, Notional amount	$ 672,000,000	$ 683,000,000
Other Long-Term Assets, Fair value and carrying value	179,000,000	167,000,000
Electrical consumption commodity derivative, Price (CAD/MWh).	39.52	39.15
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 25,000,000	$ 18,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2024	2023
Rate | $ / $	1.34	1.36
Current Liabilities, Notional amount	$ 401,000,000	$ 111,000,000
Current Liabilities, Fair value and carrying value	$ 7,000,000	$ 1,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2024	2023
Rate | ₱ / $	55	55
Current Liabilities, Notional amount	$ 18,000,000	$ 68,000,000
Current Liabilities, Fair value and carrying value		$ 3,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2024	2023
Rate | $ / $	1.35	1.37
Current Liabilities, Notional amount	$ 943,000,000	$ 957,000,000
Current Liabilities, Fair value and carrying value	18,000,000	14,000,000
Other Long-Term Liabilities derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 191,000,000	$ 24,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2049
Rate | $ / $	1.31	1.33
Other Long-Term Liabilities, Notional amount	$ 6,610,000,000	$ 2,329,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 176,000,000	$ 24,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2027	—
Current Assets, Notional amount	$ 591,000,000
Current Assets, Fair value and carrying value	$ 13,000,000
Rate | $ / €	1.09
Other Long-Term Liabilities derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | 3.6% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2028	—
Other Long-Term Liabilities, Notional amount	$ 205,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 2,000,000
Interest rate on borrowings	3.60%